Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Sep. 17, 2018	Mar. 31, 2018	Mar. 29, 2018	Mar. 22, 2018	May 31, 2017	Jan. 30, 2017
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs	$ 4,200,000
Finance costs	89,412,000	$ 50,729,000	[1]	$ 51,695,000	[1]
Other financial charges		6,800,000		$ 5,800,000
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount											$ 110,000,000.0
Senior Secured Amortizing Loan Facility | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs	1,600,000
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Face amount						$ 200,000,000.0	$ 220,000,000.0	$ 220,000,000.0
Senior Secured Loans | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs	2,200,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	150,000,000	150,000,000								$ 150,000,000.0
Other Financial Liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 68,000,000	$ 38,400,000
Ice Class Suezmax Vessels | Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Facility size									$ 173,600,000.0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.